Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (52,031)	$ (23,380)	$ (14,327)
U.K. statutory tax rate (percentage)	19.00%	19.50%	20.00%
Income tax benefit at U.K. statutory tax rate	$ (9,886)	$ (4,559)	$ (2,865)
Tax incentives / credits	(7,296)	(3,702)	(1,837)
Non-deductible expenses	1,553	609	694
Non-deductible expenses	(13)	13	57
Operating losses	7,317	3,754	2,168
Tax on property, plant, equipment and intangibles	233	113	0
Other, net	812	119	6
Total income tax benefit	$ (7,280)	$ (3,653)	$ (1,777)
Effective rate of income tax (percentage)	14.00%	15.60%	12.40%